SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI_DILUTIVE (Details) - shares	12 Months Ended
	Oct. 31, 2024		Oct. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	19,176		19,812
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants	19,176	[1]	19,812	[2]

[1]	Balance consists of potentially dilutive shares based on 191,994 and 88,336 outstanding, equity classified warrants, respectively.
[2]	Balance consists of restricted stock units granted to five outside directors and restricted shares issued to executives.